Shareholders' Equity (Details) - USD ($)		12 Months Ended
	Dec. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2022	Oct. 18, 2021
Shareholders’ Equity [Line Items]
Ordinary shares authorized		400,000,000	400,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares issued		10,000,000	10,000,000
Preferred shares authorized		100,000,000	100,000,000
Preferred shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Issuance of ordinary shares	9,900,000
Ordinary shares outstanding		10,000,000	10,000,000
Preferred shares issued
Preferred shares outstanding
Percentage of after-tax profits		10.00%
Registered capital percentage		50.00%	50.00%	50.00%
Retained earnings statutory reserves (in Dollars)		$ 380,901	$ 325,223	$ 290,860
Restricted net assets (in Dollars)		$ 2,198,086	$ 2,118,290
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized						500,000,000
Ordinary shares par value (in Dollars per share)					$ 0.0001	$ 0.0001
Ordinary shares issued	10,000,000				100,000	10,000,000
Ordinary shares outstanding	10,000,000
Common Stock [Member] | Shareholders [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)					$ 0.0001
Ordinary shares issued					400,000,000
Common Stock [Member] | Director [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares issued	9,900,000
Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Preferred shares authorized					100,000,000
Preferred shares par value (in Dollars per share)					$ 0.0001
Cleared funds [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)	$ 990
Existing shareholders [Member]
Shareholders’ Equity [Line Items]
Subscription receivable (in Dollars)	$ 990